Shareholders' Equity - Share options (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share based payments	€ 758	€ 736
IFRS General and administrative costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share based payments	566	577
Research and development costs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity-settled share based payments	€ 192	€ 159